Document and Entity Information	Jul. 26, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	Compute Health Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40001
Entity Tax Identification Number	85-3449307
Entity Address, Address Line One	1000 N. West Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	212
Local Phone Number	829-3500
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001828608
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1100 North Market Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19890
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share, included as part of the Units
Trading Symbol	CPUH
Security Exchange Name	NYSE
Units Each Consisting Of One Share Of Class A Common Stock And Onequarter Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Trading Symbol	CPUH.U
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 1150 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the Units, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	CPUH WS
Security Exchange Name	NYSE